Trade receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade Receivables
Schedule of trade receivables
	2026 USD	2025 USD
Trade receivables — gross	16,055,041	–
Loss allowance	(2,692,727)	–
	13,362,314	–